UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SteelPath Fund Advisors, LLC
         ------------------------------------------------------
Address: 2100 McKinney Ave, Suite 1401
         ------------------------------------------------------
         Dallas, TX 75201
         ------------------------------------------------------

Form 13F File Number: 28-14074


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James McCain
         ------------------------------------------------------
Title:   CCO
         ------------------------------------------------------
Phone:   214-740-6054
         ------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ James McCain                     Dallas, TX                  08/01/2012
---------------------------    -----------------------        ------------------
[Signature]                         [City, State]                  [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-12829                   SteelPath Capital Management, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                             ----------

Form 13F Information Table Entry Total:      49
                                             ----------

Form 13F Information Table Value Total:      $2,332,599
                                             ----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

No.  Form 13F File Number   Name

1    28-_________________   SteelPath Capital Management, LLC

[Repeat as necessary.]

SteelPath Advisors
FORM 13F
30-Jun-12


                                                                                                                   Voting Authority
                                                                                                                   ----------------
                                                                   Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                     Title of class     CUSIP       (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole  Shared None
------------------------------     --------------   ---------     --------  -------  ---  ----  -------  --------  ----  ------ ----
Alliance Holdings GP LP             COM             01861G100      11,332   273,182  SH         Sole        1      273,182
Alliance Resource Partners LP       COM             01877R108      14,975   266,837  SH         Sole        1      266,837
American Midstream Partners LP      COM             02752P100       7,374   377,713  SH         Sole        1      377,713
Atlas Pipeline Partners LP          COM             049392103         720    23,091  SH         Sole        1       23,091
Boardwalk Pipeline Partners LP      COM             096627104      40,336 1,459,851  SH         Sole        1    1,459,851
Buckeye Partners LP                 COM             118230101     113,112 2,168,145  SH         Sole        1    2,168,145
Chesapeake Midstream Partners       COM             16524K108      30,476 1,120,012  SH         Sole        1    1,120,012
Compressco Partners LP              COM             20467A101       9,391   757,377  SH         Sole        1      757,377
Copano Energy LLC                   COM             217202100       9,786   352,024  SH         Sole        1      352,024
Crosstex Energy LP                  COM             22765U102      14,723   897,735  SH         Sole        1      897,735
DCP Midstream Partners LP           COM             23311P100      21,422   508,226  SH         Sole        1      508,226
El Paso Pipeline Partners LP        COM             283702108      95,774 2,833,559  SH         Sole        1    2,833,559
Enbridge Energy Partners LP         COM             29250R106     120,689 3,922,279  SH         Sole        1    3,922,279
Energy Transfer Equity LP           COM             29273V100      98,752 2,407,418  SH         Sole        1    2,407,418
Energy Transfer Partners LP         COM             29273R109      65,302 1,477,761  SH         Sole        1    1,477,761
Enterprise Products Partners L      COM             293792107     137,264 2,678,851  SH         Sole        1    2,678,851
EQT Midstream Partners LP           COM             26885B100       5,560   231,000  SH         Sole        1      231,000
EV Energy Partners LP               COM             26926V107       7,294   144,560  SH         Sole        1      144,560
Exterran Partners LP                COM             30225N105      33,951 1,765,537  SH         Sole        1    1,765,537
Genesis Energy LP                   COM             371927104      72,866 2,506,584  SH         Sole        1    2,506,584
Global Partners LP                  COM             37946R109      43,176 1,897,004  SH         Sole        1    1,897,004
Golar LNG Partners LP               COM             Y2745C102       5,814   179,453  SH         Sole        1      179,453
Holly Energy Partners LP            COM             435763107     123,903 2,189,092  SH         Sole        1    2,189,092
Inergy LP                           COM             456615103         271    14,536  SH         Sole        1       14,536
Inergy Midstream LP                 COM             45671U106      28,386 1,367,343  SH         Sole        1    1,367,343
Kinder Morgan Energy Partners       COM             494550106      11,678   148,611  SH         Sole        1      148,611
Linn Energy LLC                     COM             536020100       5,210   136,742  SH         Sole        1      136,742
Magellan Midstream Partners LP      COM             559080106      93,477 1,323,287  SH         Sole        1    1,323,287
Markwest Energy Partners LP         COM             570759100      63,959 1,297,085  SH         Sole        1    1,297,085
Martin Midstream Partners LP        COM             573331105      24,662   753,272  SH         Sole        1      753,272
Natural Resource Partners LP        COM             63900P103       3,541   159,706  SH         Sole        1      159,706
Nustar Energy LP                    COM             67058H102     118,533 2,199,527  SH         Sole        1    2,199,527
Nustar GP Holdings LLC              COM             67059L102      21,194   682,808  SH         Sole        1      682,808
Oiltanking Partners LP              COM             678049107      22,411   714,872  SH         Sole        1      714,872
ONEOK Inc                           COM             682680103         228     5,400  SH         Sole        1        5,400
ONEOK Partners LP                   COM             68268N103      96,352 1,792,602  SH         Sole        1    1,792,602
Plains All American Pipeline L      COM             726503105     146,042 1,807,233  SH         Sole        1    1,807,233
Regency Energy Partners LP          COM             75885Y107     107,191 4,509,522  SH         Sole        1    4,509,522
Rhino Resource Partners LP          COM             76218Y103       1,178    85,026  SH         Sole        1       85,026
Spectra Energy Partners LP          COM             84756N109      64,598 2,122,854  SH         Sole        1    2,122,854
Sunoco Logistics Partners LP        COM             86764L108      84,956 2,342,329  SH         Sole        1    2,342,329
Targa Resources Partners LP         COM             87611X105      22,888   642,020  SH         Sole        1      642,020
TC Pipelines LP                     COM             87233Q108      90,772 2,106,069  SH         Sole        1    2,106,069
Teekay LNG Partners LP              COM             Y8564M105      60,684 1,574,165  SH         Sole        1    1,574,165
Tesoro Logisitics LP                COM             88160T107      14,913   439,920  SH         Sole        1      439,920
Transmontaigne Partners LP          COM             89376V100      35,225 1,059,065  SH         Sole        1    1,059,065
Western Gas Partners LP             COM             958254104      53,370 1,223,236  SH         Sole        1    1,223,236
Williams Cos Inc                    COM             969457100       5,413   187,821  SH         Sole        1      187,821
Williams Partners LP                COM             96950F104      71,473 1,368,166  SH         Sole        1    1,368,166
REPORT SUMMARY                                49                2,332,599